CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash	$ 139,835	$ 361,797
Bank balances	29,234,531	27,536,924
Time deposit	10,616,688	1,879
Mutual funds	96,251,062	113,363,280
Total cash and cash equivalents	136,242,116	141,263,880	$ 129,160,939	$ 79,514,434
Dollar
Cash and cash equivalents
Total cash and cash equivalents	6,973,298	53,073,628
Euros
Cash and cash equivalents
Total cash and cash equivalents	17,245	4,926
Argentine Peso
Cash and cash equivalents
Total cash and cash equivalents	19,681,449	5,105,633
Chilean Peso
Cash and cash equivalents
Total cash and cash equivalents	80,985,719	48,891,546
Paraguayan Guaran
Cash and cash equivalents
Total cash and cash equivalents	6,804,997	8,115,946
Brazilian Real
Cash and cash equivalents
Total cash and cash equivalents	$ 21,779,408	$ 26,072,201